Subsequent events	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Subsequent events
25.	Subsequent events

(a)

On January 24, 2018, the Company announced the closing of a bought deal offering, pursuant to which the Company sold a total of 5,257,143 common shares at a price of $8.75 per common share for aggregate gross proceeds of approximately $46,000. The bought deal was completed by way of a short form prospectus offering in Canada.

(b)	Subsequent to December 31, 2017, 10,823,795 warrants were exercised in exchange for $2,223 in cash, and 82,692 warrants expired on January 18, 2018.

(c)	Subsequent to December 31, 2017, a total of 342,256 options were exercised in exchange for $522 in cash. These options had a weighted average exercise price of $1.53 per common share.

(d)	Subsequent to December 31, 2017, 430,000 options were granted to various employees, which vest evenly over a 48 month period, with a weighted average exercise price of $8.61 per common share.

(e)	Subsequent to December 31, 2017, the Company sold some of its shares of Canopy for proceeds of $687.

(f)

On March 9, 2018, Philip Illingworth filed a claim in the Supreme Court of British Columbia against Evergreen, its directors, Welton Construction Limited, 0611389 B.C. Ltd. and Hortican, claiming among other things, declarations and an order for specific performance that the plaintiff is the owner of 50% of the shares of Evergreen. It is the opinion of the Company that the plaintiff has not stated a valid claim against Hortican, and the Company intends to vigorously defend this claim.

(g)

In September 2017, the Company announced a strategic joint venture in Israel with the Israeli agricultural collective settlement Kibbutz Gan Shmuel (“Gan Shmuel”) for the production, manufacture and distribution of medical cannabis. Following the transfer of the Israel licenses from Gan Shmuel to Cronos Israel, the Company (through its wholly owned subsidiary Cronos Global) will hold a 70% interest in each of the nursery and cultivation operations and a 90% interest in each of the manufacturing and distribution operations of Cronos Israel. Subsequent to December 31, 2017, the Company advanced $1,000 to Cronos Israel to fund construction of building structures.

(h)

In March 2018, the Company announced a strategic joint venture with MedMen Enterprises USA, LLC (“MedMen”). The Company (through its wholly owned subsidiary Cronos Canada Holdings Inc.) and MedMen each owns a 50% equity interest in the joint venture, called MedMen Canada Inc. (“MedMen Canada”) and have equal board representation. MedMen Canada holds the exclusive license of the MedMen brand in Canada for a minimum term of 20 years. Each of Cronos and MedMen will contribute capital equally to MedMen Canada for working capital purposes. MedMen Canada is focused on creating a Canadian branded retail chain in provinces that permit private retailers, branded products and research and development activities in Canada. MedMen Canada will have access to our production facilities while leveraging MedMen’s brand recognition. In addition, the Company will be leveraging its regulatory expertise and know-how to obtain the requisite licenses, approvals and permits from Health Canada for MedMen Canada to commence its operations.

(i)

On April 6, 2018, the Company announced the closing of a bought deal offering, pursuant to which the Company sold a total of 10,420,000 common shares at a price of $9.60 per common share for aggregate gross proceeds of approximately $100,000. The common shares were offered in the United States pursuant to the Company’s effective registration statement on Form F-10 filed with the U.S. Securities and Exchange Commission and in Canada by way of a short form prospectus offering.